Accounts Receivable - Summary of aging analysis of accounts receivable (Detail) - HKD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Aging Anaylsis Of Accounts Receivable [Line Items]
Accounts receivable	$ 187,673,616	$ 86,514,680
Current [member]
Disclosure Of Aging Anaylsis Of Accounts Receivable [Line Items]
Accounts receivable	177,754,160	74,048,058
Within 1 month [member]
Disclosure Of Aging Anaylsis Of Accounts Receivable [Line Items]
Accounts receivable	7,270,723	53,633
1 to 3 months [member]
Disclosure Of Aging Anaylsis Of Accounts Receivable [Line Items]
Accounts receivable	1,545,263	5,165,947
Over 3 months [member]
Disclosure Of Aging Anaylsis Of Accounts Receivable [Line Items]
Accounts receivable	$ 1,103,470	$ 7,247,042